Accounting policies - Measurement of FA and FL and recognition of FV changes - Assumptions and Valuation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting policies
Option market volatility term used for valuation	1 year
Payment term	91 days
Interest rate swap curve term used for valuation	28 days
Level 3 maturity period threshold	20 years	20 years
Amount of CVA	$ 252	$ 146
Amount of DVA	$ 856	$ 933